SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Derivative liability, beginning			$ 0	$ 176,000	$ 176,000	$ 157,000
Reclass to equity upon conversion or redemption					(205,000)	(8,000)
Change in fair value	$ 0	$ 0	0	29,000	29,000	27,000
Derivative liability, ending					0	176,000
Warrant liability, beginning			$ 0	$ 90,000	90,000	93,000
Reclass to equity upon exercise					(90,000)	0
Change in fair value					0	(3,000)
Warrant liability, beginning					$ 0	$ 90,000